JPMorgan US GARP Equity Fund Average Annual Total Returns - R2 R5 R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
RUSSELL 1000 INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	24.51%	14.28%	12.87%
RUSSELL 1000 GROWTH INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	33.36%	18.96%	16.78%
Class R2
Prospectus [Line Items]
Average Annual Return, Percent	31.87%	17.35%	14.43%
Class R5
Prospectus [Line Items]
Average Annual Return, Percent	32.73%	18.11%	15.19%
Class R5 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.74%	15.64%	13.27%
Class R5 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.38%	13.90%	12.10%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	32.87%	18.23%	15.29%